INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current
At 1 January	£ 403	£ 1,393
Foreign exchange movement	20
Additions	249	219
Fair value through profit and loss	(328)	183
Disposals		(1,392)
At 31 December	£ 344	£ 403